COLUMBIA FUNDS INSTITUTIONAL TRUST
                            CMG SMALL CAP GROWTH FUND
                                  (THE "FUND")

                     SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 1, 2006

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund.

The section of the prospectus entitled "Management: Management Fees and Portfolio Managers" is hereby amended to add Messrs. Lin and Neigut:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Lin joined Columbia Advisors in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.





INT-47/135904-1007                                             October 1, 2007

                       COLUMBIA FUNDS INSTITUTIONAL TRUST
                            CMG SMALL CAP GROWTH FUND
                                  (THE "FUND")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2006

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.943            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.943            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin                  Russell 2000 Growth                  Morningstar Small Growth
                                                                              Category


------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut                  Russell 2000 Growth                  Morningstar Small Growth
                                                                              Category

------------------------- ---------------------------------- -------------------------------------------

INT-50/135909-1007                                              October 1, 2007

                        COLUMBIA FUNDS INSTITUTIONAL TRUST
                             CMG SMALL/MID CAP FUND
                             CMG MID CAP GROWTH FUND
                                  (THE "FUNDS")

              SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 1, 2006


Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Funds.

The section of the prospectus entitled "Management: Management Fees and Portfolio Managers" is hereby amended by adding the following to the table for each of CMG Small/Mid Cap Fund and CMG Mid Cap Growth Fund:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Lin joined Columbia Advisors in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of the Columbia Advisosr, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.



INT-47/136001-1007                                              October 1, 2007

                                        COLUMBIA FUNDS INSTITUTIONAL TRUST
                                              CMG MID CAP GROWTH FUND
                                                    (THE "FUND")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2006

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.956            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.956            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin           Russell Midcap Growth TR           Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut           Russell Midcap Growth TR           Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------



INT-50/135908-1007                                              October 1, 2007

                       COLUMBIA FUNDS INSTITUTIONAL TRUST
                             CMG SMALL/MID CAP FUND
                                  (THE "FUND")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2006

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.972            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.972            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin           Russell 2500 Growth Total Return        Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut           Russell 2500 Growth Total Return        Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------

INT-50/136107-1007                                              October 1, 2007